Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES
5.	PREPAID EXPENSES
Prepaid expenses consisted of prepaid rent for our US company and other prepaid expenses and security deposit for Arki Network as of December 31, 2018 and 2017, respectively.